Stock-Based Compensation - Summary of Option (Details) - 2014 Plan - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted (in shares)	388,555
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(37,789)
Cancelled (in shares)	(24,448)
Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance at the beginning (in shares)	171,980
Granted (in shares)	388,555
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(37,789)
Cancelled (in shares)	(24,448)
Balance at the ending (in shares)	498,298	171,980
Exercisable (in shares)	145,502
Vested and expected to vest (in shares)	498,298
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 45.00
Granted (in dollars per share)	3.49
Forfeited (in dollars per share)	116.95
Cancelled (in dollars per share)	10.28
Balance at the ending (in dollars per share)	8.96	$ 45.00
Exercisable (in dollars per share)	19.88
Vested and expected to vest (in dollars per share)	$ 8.96
Share-based compensation arrangement by share-based payment award, options, additional disclosures
Weighted average remaining contractual term (years)	7 years 2 months 26 days	7 years 1 month 20 days
Weighted average remaining contractual term (years), exercisable	7 years 2 months 26 days
Weighted average remaining contractual term (years), vested and expected to vest	8 years 10 months 9 days
Aggregate intrinsic value	$ 20,441	$ 0
Aggregate intrinsic value, exercisable	1,276
Aggregate intrinsic value, vested and expected to vest	$ 20,441